INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Beginning balance	$ 1,238	$ 1,060	$ 816
Addition	2,511	209	316
Foreign exchange effect	(71)	(31)	(72)
Ending Balance	$ 3,678	$ 1,238	$ 1,060